SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Effect on adoption on IFRS 15 and IFRS 9 on retained earnings (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Contractual assets - Transmission		R$ 13,748,933
Financial Assets - Transmission			R$ 11,755,690
Financial assets - Transmission (RBSE)		39,709,430	38,238,015
Financial assets - Concessions and Itaipu		7,891,418	7,891,418
ADA - Customers		(680,659)	(600,835)
Investments	R$ 27,983,348	28,567,485	28,708,364
Others		86,982,707	86,982,707
TOTAL ASSETS	181,210,208	176,219,314	172,975,359
LIABILITIES
Deferred income tax and social contributions	8,315,386	9,618,217	8,901,931
Others		121,320,896	121,320,896
TOTAL LIABILITIES		130,939,113	130,222,827
Retained earnings		2,527,669
Others		42,752,532	42,752,532
TOTAL NET EQUITY	56,008,948	45,280,201	R$ 42,752,532	R$ 44,064,927	R$ 41,580,593
Adjustments due to application of IFRS 9
ASSETS
Financial assets - Transmission (RBSE)	1,471,415
ADA - Customers	(79,824)
Investments	318,570
TOTAL ASSETS	1,710,161
LIABILITIES
Deferred income tax and social contributions	372,725
TOTAL LIABILITIES	372,725
Retained earnings	1,337,436
TOTAL NET EQUITY	R$ 1,337,436
Adjustments due to application of IFRS 15
ASSETS
Contractual assets - Transmission		13,748,933
Financial Assets - Transmission		(11,755,690)
Investments		(459,449)
TOTAL ASSETS		1,533,794
LIABILITIES
Deferred income tax and social contributions		343,561
TOTAL LIABILITIES		343,561
Retained earnings		1,190,233
TOTAL NET EQUITY		R$ 1,190,233